Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 5 — CONVERTIBLE NOTES

Increased Authorized Capital for Convertible Notes

On October 30, 2023, the Company’s Board of Directors and shareholders took certain actions and approved amendments to the Company’s amended and restated certificate of incorporation and bylaws in preparation for a planned initial public offering (the “Actions and Amendments”). These Actions and Amendments, among other things: increased the Company’s authorized capital from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock (which Founders Common Stock has four votes per share). Subsequent to December 31, 2023, the Company filed a second amendment to its amended and restated certificate of incorporation to increase authorized capital to 70,000,000 shares. Further, in May 2024, the Company filed a third amendment to its amended and restated certificate of incorporation to increase authorized capital to 75,000,000 shares, including 5,000,000 shares of preferred stock. Upon approval of the October 30, 2023 increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred subsequent to September 30, 2024, on November 25, 2024) for 3,312,148 shares of common stock and 507,394 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate September 30, 2024 fair value of $19,338,967 in Convertible Notes to equity under the terms of the Subscription Exchange Agreement will occur upon the effectiveness of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. Until such time, the Convertible Notes will remain on the Company’s balance sheet and the change in their fair value will also continue to be recognized as Other Income/(Expense) in the Company’s Statement of Operations.

2022 Convertible Promissory Notes

During April 2022 through December 2022, the Company issued multiple unsecured convertible promissory notes (the “2022 Notes”) with aggregate net cash proceeds of approximately $10,740,000 and aggregate principal sum of $14,599,523 to various new and existing investors, including $4,675,000 in cash proceeds and $6,311,250 in principal to a related party (See Note 14). In February 2023, the Company issued one convertible note to an existing investor under the terms of the 2022 Notes with net cash proceeds of $260,000 and a principal sum of $351,000. In May 2023, the Company agreed with one investor to transfer their 2022 Note with a principal sum of $135,000 to instead be included under their 2023 Round 3 Note (for a total Round 3 Note of $2,160,000 for said investor). Aggregate cash proceeds and principal sum of the 2022 Notes totaled $10,900,000 and $14,815,523, respectively, including $4,675,000 of cash proceeds and $6,311,250 of principal to a related party. The 2022 Notes had a maturity date of July 31, 2024. The 2022 Notes were convertible, in whole or in part, into shares of the Company’s common stock at a conversion price of $157.89 per share at the option of the convertible noteholders, at any time and from time to time. If the Company consummates an IPO or a merger with a SPAC (a “deSPAC merger”), the unpaid and accrued balances of the 2022 Notes and the associated interest were to automatically convert into the Company’s common stock at a discounted conversion price from either the price per share at which the Company’s common stock is sold in the IPO or the redemption price per share under a deSPAC merger. The 2022 Notes also contained certain other covenants that, among other things, imposed certain restrictions on indebtedness and investments. The 2022 Notes’ proceeds were to be used for general corporate purposes, including working capital needs, capital expenditures, and the share repurchase program. In October and November 2023, the holders of the 2022 Notes agreed to exchange the convertible notes and accrued interest under the mandatory conversion provision of the 2022 Notes, for common stock of the Company. (See “Exchange of 2022 and 2023 Convertible Promissory Notes” below.)

2023 Convertible Promissory Notes

Beginning in March 2023 through August 2023, the Company issued multiple convertible promissory notes (collectively the “2023 Convertible Notes”) with various terms to various new and existing investors with aggregate net cash proceeds of $5,330,000 and aggregate principal sum of $7,230,500 (of which $2,950,000 in cash proceeds and $3,982,500 in principal was from a related party). In October and November 2023, the holders of the 2023 Convertible Notes agreed to exchange the convertible notes and accrued interest for common stock and prepaid warrants to purchase common stock of the Company. (See “Exchange of 2022 and 2023 Convertible Promissory Notes” below.)

Exchange of 2022 and 2023 Convertible Promissory Notes

In October 2023, the holders of the 2022 and 2023 Convertible Notes entered into a Subscription Exchange Agreement to exchange into equity the value of their 2022 and 2023 Convertible Notes with all accrued interest and fees through, and effective as of, June 30, 2023. In October 2023, in accordance with the Subscription Exchange Agreement, and upon approval of an increase in authorized capital to accommodate such exchange, an aggregate fair value of $33,849,109 in convertible notes was exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred subsequent to September 30, 2024, on November 25, 2024) for an aggregate of 3,312,148 shares of common stock (with a previous fair value of $30,344,094 as of September 30, 2023 and a principal amount of $24,795,755, including accrued interest) and 507,394 prepaid warrants to purchase common stock (with a previous fair value of $3,505,015 as of September 30, 2023 and a principal amount of $1,714,574, including accrued interest). As of September 30, 2024, the aggregate fair value of the convertible notes had decreased to $18,482,353 (with $16,057,069 attributable to the 3,312,148 shares of common stock, and $2,425,284 attributable to the 507,394 prepaid warrants to purchase common stock.) As of September 30, 2024, the change in fair value of the 2022 and 2023 Convertible Notes, is included in the change in fair value of convertible notes in the Company’s condensed consolidated statement of operations for the nine months ended September 30, 2024. As further discussed below (See Note 8 — Fair Value Measurement), such valuation reflects the fixed number of shares and prepaid warrants exchanged for the convertible notes as impacted by the valuation methodologies and inputs, including an estimated common stock share value of $7.50 ($13.16 post split) per share as of March 31, 2024 as compared to a subsequent assumed share value of $5.00 per share as of September 30, 2024.

The aggregate fair value of the exchanged notes will be reclassified from Convertible Notes to equity under the terms of the Subscription Exchange Agreement upon the closing of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. At which time, the value of the shares and prepaid warrants will be recorded as common stock at the IPO price per share (of $4.00 per share), and the remaining fair value of the Convertible Notes will be recognized as a gain in Change in Value of Convertible Notes on the Company’s condensed consolidated statement of operations (calculated using an IPO price of $4.00 per share

The agreement had a true up provision in the event the eventual IPO price is higher or lower than the conversion rate of $13.16 per share stated in the document. Under the terms of the Subscription Exchange Agreement, the true up provision was eliminated and the strike price of the warrants related to the 2022 Notes was fixed at a negotiated fixed, non-adjustable rate of $6.00 per share. If the Company had not listed the common stock on a national or international securities exchange by February 28, 2025 (which date was amended from October 31, 2024 previously (See Note 16)), the Holder will have had the right to exchange the common sock issued under the Subscription Exchange Agreement for promissory notes (the “New Notes”) on terms substantially similar to the Notes exchanged (contingent upon the consummation of the Company’s initial public offering) in October 2023. When the Subscription Exchange Agreement was executed, the Company did not have enough shares of common stock in the authorized capital account to accommodate all shares due. The Note Holders agreed to waive any requirement of the Company to have enough shares in the authorized capital account to account for the exchange for common stock and prepaid warrants.

Payment Upon Sale of Flavored Bourbon, LLC

Under the terms of the 2022 and 2023 Convertible Promissory Notes’ Securities Purchase Agreements, upon the sale of the Flavored Bourbon brand to an arm’s length third party and the receipt by the Company of any proceeds due to it from such brand sale, the holders of the 2022 and 2023 Convertible Promissory Notes shall receive a one-time payment in an amount equal to 150% of their original subscription amount. Such payment shall be in addition to any other amounts otherwise due and shall survive the conversion or repayment of the 2022 and 2023 Convertible Promissory Notes. Accordingly, the $10,900,000 in 2022 Convertible Promissory Notes subscriptions and $5,430,000 in 2023 Convertible Promissory Notes subscriptions will be due an aggregate of $24,495,000 upon the sale of Flavored Bourbon, LLC to an arm’s length third party.

2023 Series — Convertible Whiskey Special Ops 2023 Notes

In September 2023, the Company opened a $5,000,000 round of convertible notes with a 12.5% interest rate and an August 29, 2026 maturity date (the “Whiskey Special Ops 2023 Notes” or the “Whiskey Notes”). In March 2024, the round was increased to $10,000,000. As of September 30. 2024 and December 31, 2023, the Company had $8,526,245 and $2,975,000, respectively, in outstanding principal, and $6,630,870 and $2,975,000, respectively, of proceeds of Whiskey Special Ops 2023 Notes with: a fair value for the Notes (separately) of $14,283,752 and $1,452,568, respectively, (of which, $2,405,500 and $800,000, respectively, in principal, $2,233,000 and $800,000, respectively, of proceeds, and $5,346,807 and $390,607, respectively, in Fair Value was with a related party); and a fair value for the related Warrant Liability of $18,658 and $1,512,692, respectively, (of which $6,346 and $406,774, respectively, in Fair Value was with a related party). The Whiskey Special Ops 2023 Notes included warrant coverage equal to the Subscription Amount actually paid by the Holder pursuant to the Securities Purchase Agreement, divided by the Exercise Price, as defined as the price per share of the Company’s assumed IPO or, in the event the Company has not consummated the IPO, $10.00 dollars per share. Total warrants outstanding if calculated using the then assumed IPO price of $5.00 per share as of September 30, 2024 would be 755,919 (of which 254,562 would be to a related party). The warrants include a mandatory cashless exercise provision whereby any warrants not previously exercised, will be automatically cashlessly exercised, beginning on the third anniversary of their issuance date, on any trading day that the 20-day VWAP of the common stock equals or exceeds a price per share equal to or greater than 125% of the exercise price of the warrant.

The Company agreed to make royalty payments on the Whiskey Special Ops 2023 Notes at the rate of $10 per bottle of a new product offering of Special Forces labelled spirits. As of September 30, 2024 , the Company had sold 16,922 bottles of the new product offering of Special Forces labelled spirits, representing more than $1,439,072 in retail shelf value. These royalties were eliminated in conjunction with the April 2024 exchange of the Whiskey Notes and related Warrants into common stock (contingent upon the closing of the Company’s initial public offering, which occurred subsequent to September 30, 2024, on November 25, 2024).

The outstanding balance of the Whiskey Special Ops 2023 Notes and accrued interest could have, in whole or part, been converted into common stock prior to maturity at the option of the holder so long as the price per share was equal to or greater than the original IPO price. Any principal and accrued interest remaining outstanding upon maturity would have been mandatorily converted into common stock of the Company at the rate of $1.25 per $1.00 of outstanding principal and accrued interest at a price per share equal to the then market price per share, but in no case less than 80% of the Company’s original IPO price. The aggregate Fair Value of $14,283,752 and $1,452,562, respectively, in Whiskey Notes (separately) and the related Fair Value of the Warrant Liability of $18,658 and $1,512,692, respectively, as of September 30, 2024 and December 31, 2023 will be reclassified from being a liability to equity under the terms of the Subscription Exchange Agreement upon the closing of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional conversion of the Whiskey Notes into equity.

Exchange of Whiskey Notes

In April 2024, the holders of Whiskey Notes (including 755,919 related Warrants based on a $5.00 per share exercise price) agreed to exchange for common stock (and prepaid warrants). The then outstanding $23,311,063 in aggregate fair value, (including $8,723,321 which was with a related party); $8,678,433 of principal amount, including accrued interest (including $3,247,425 which was with a related party); $6,630,870 of proceeds, (of which $2,233,000 was with a related party) of the Whiskey Notes and related Warrants (Warrant Liability), in accordance with a Subscription Exchange Agreement, exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred subsequent to September 30, 2024, on November 25, 2024) for a total of 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock (of which 1,203,783 shares were with a related party). Such pre-paid warrants will be eligible for exercise without the payment of additional consideration (except the $0.001 per share exercise price) at any time that the respective holder beneficially owns a number of shares of common stock that is less than 4.99% of the Company’s outstanding shares of common stock for a number of shares that would cause the holder to beneficially own up to 4.99% of the Company’s outstanding shares of common stock, and having no expiration date.

The aggregate fair value of the exchanged Whiskey Notes and related Warrants will be reclassified from liabilities to equity under the terms of the Subscription Exchange Agreement (when the common stock and prepaid warrants are unconditionally issued in exchange for the Whiskey Notes and related Warrants) upon the closing of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional exchange of the Whiskey Notes and related Warrants for equity, at which time, the value of the shares and prepaid warrants will be recorded as common stock at the IPO price(of $4.00 per share), and the remaining fair value of the Convertible Notes will be recognized as a gain in Change in Value of Convertible Notes on the Company’s condensed consolidated statement of operations. (Calculated using an IPO price of $4.00 per share.) Until such a time, the Whiskey Notes and related Warrant Liabilities will remain on the Company’s balance sheet, and the change in their fair values will also continue to be recognized as Other Income/(Expense) in the Company’s Statement of Operations.

Convertible Notes at fair value consisted of the following:

	September 30, 2024	December 31, 2023
2022 Convertible Promissory Notes	$9,356,815	$18,801,206
2023 Convertible Promissory Notes	9,125,538	17,482,685
Whiskey Special Ops 2023 Notes	14,283,752	1,452,562
Total Convertible Notes Payable	$32,766,105	$37,736,453
Less: Convertible Notes Payable, Current	(18,482,353)	(36,283,891)
Convertible Notes Payable, net of Current Portion	$14,283,752	$1,452,562

NOTE 5 — CONVERTIBLE NOTES

Increased Authorized Capital for Convertible Notes

On October 30, 2023, the Company’s Board of Directors and shareholders took certain actions and approved Amendments to the Company’s certificate of incorporation and bylaws in preparation for a planned initial public offering (the “Actions and Amendments”). These Actions and Amendments, among other things: increased the Company’s authorized capital from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock (which Founders Common Stock has four votes per share). Subsequent to December 31, 2023, the Company is in process filing a Second Amendment to its Amended and Restated Certificate of Incorporation to increase authorized capital to 70,000,000 shares. (See Note 16.). Upon approval of the October 30, 2023 increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of this offering) for 3,312,148 additional shares of common stock and 507,394 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of $36,283,890 in Convertible Notes to equity (of Common Stock Par Value and Paid-in-capital of $387 and $36,283,504, respectively) under the terms of the Subscription Exchange Agreement will occur upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. Until such time, the Convertible Notes will remain on our balance sheet and the change in their fair value will also continue to be recognized as Other Income/(Expense) in our Statement of Operations.

2020 Convertible Promissory Note

In March and August 2020, the Company issued multiple unsecured convertible promissory notes (the “March 2020 Notes” and “August 2020 Notes”, respectively) with an aggregate principal sum of $1,120,000 with a maturity date of December 31, 2021. The outstanding amounts plus accrued and unpaid interest could be converted into shares of the Company’s common stock at the conversion price. Unless earlier converted into shares, the August 2020 Notes could automatically convert if upon the closing of a private offering of common stock or one of its subsidiaries of at least $5,000,000, the note plus any accrued and unpaid interest could automatically convert into common stock at the lesser of $143.20, or a 20% discount off the price per share of common stock sold in private offering. In 2021, all but one of the notes were converted into shares of the Company at a discounted conversion price of $75.00 per share. As of December 31, 2021, the Company had one investor that did not elect to convert, with a convertible note balance of $450,000 and accrued interest of $49,425. This remaining note plus accrued interest were paid in full in 2022.

2022 Convertible Promissory Notes

During April 2022 through December 2022, the Company issued multiple unsecured convertible promissory notes (the “2022 Notes”) with aggregate net cash proceeds of approximately $10,740,000 and aggregate principal sum of $14,599,523 to various new and existing investors, including $4,675,000 in cash proceeds and $6,311,250 in principal to a related party (See Note 14). In February 2023, the Company issued one convertible note to an existing investor under the terms of the 2022 Notes with net cash proceeds of $260,000 and a principal sum of $351,000. In May 2023, the Company agreed with one investor to transfer their 2022 Note with a principal sum of $135,000 to instead be included under their 2023 Round 3 Note (for a total Round 3 Note of $2,160,000 for said investor). As of December 31, 2023, the cash proceeds and principal sum of the 2022 Notes totaled $10,900,000 and $14,815,523, respectively, including $4,675,000 of cash proceeds and $6,311,250 of principal to a related party. The 2022 Notes have a maturity date of July 31, 2024. The 2022 Notes are convertible, in whole or in part, into shares of the Company’s common stock at a conversion price of $157.89 per share at the option of the convertible noteholders, at any time and from time to time. If the Company consummates an IPO or a merger with a SPAC (a “deSPAC merger”), the unpaid and accrued balances of the 2022 Notes and the associated interest will automatically convert into the Company’s common stock at a discounted conversion price from either the price per share at which the Company’s common stock is sold in the IPO or the redemption price per share under a deSPAC merger. The 2022 Notes also contain certain other covenants that, among other things, impose certain restrictions on indebtedness and investments. The 2022 Notes may be used for general corporate purposes, including working capital needs, capital expenditures, and the share repurchase program. In October and November 2023, the holders of the 2022 Notes agreed to exchange the convertible notes and accrued interest under the mandatory conversion provision of the 2022 Notes, for common stock of the Company. (See below.)

2023 Convertible Promissory Notes

Beginning in March 2023 through August 2023, the Company issued multiple convertible promissory notes (collectively the “2023 Convertible Notes”) with various terms to various new and existing investors with aggregate net cash proceeds of $5,330,000 and aggregate principal sum of $7,230,500 (of which $2,950,000 in cash proceeds and $3,982,500 in principal was from a related party). In October and November 2023, the holders of the 2023 Convertible Notes agreed to exchange the convertible notes and accrued interest for common stock and prepaid warrants to purchase common stock of the Company. (See below.)

Exchange of 2022 and 2023 Convertible Promissory Notes

In October 2023 the holders of the 2022 and 2023 Convertible Notes entered into a Subscription Exchange Agreement to exchange into equity the value of their 2022 and 2023 Convertible Notes with all accrued interest and fees through, and effective as of, June 30, 2023. In October 2023, in accordance with the Subscription Exchange Agreement, and upon approval of an increase in authorized capital to accommodate such exchange, an aggregate fair value of $33,849,109 in convertible notes was exchanged (contingent upon the consummation of this offering) for an aggregate of 3,312,148 shares of common stock (with a previous fair value of $30,344,094 as of September 30, 2023 and a principal amount of $24,795,755, including accrued interest) and 507,394 prepaid warrants to purchase common stock (with a previous fair value of $3,505,015 as of September 30, 2023 and a principal amount of $1,714,574, including accrued interest). The aggregate fair value of the exchanged notes will be reclassified from Convertible Notes to equity under the terms of the Subscription Exchange Agreement upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. As of December 31, 2023, the aggregate fair value of the convertible notes had increased to $36,283,891 (with $31,665,014 attributable to the 3,312,148 shares of common stock, and $4,618,876 attributable to the 507,394 prepaid warrants to purchase common stock.) The agreement had a true up provision in the event the eventual IPO price is higher or lower than the conversion rate of $13.16 per share stated in the document. Under the terms of the Subscription Exchange Agreement, the true up provision was eliminated and the strike price of the warrants related to the 2022 Notes was fixed at a negotiated fixed, non-adjustable rate of $6.00 per share. If the Company has not listed the Common Stock on a national or international securities exchange by October 31, 2024, the Holder will have the right to exchange the Common Stock issued under the Subscription Exchange Agreement for promissory notes (the “New Notes”) on terms substantially similar to the Notes exchanged (contingent upon the consummation of this offering) in October 2023. When the Subscription Exchange Agreement was executed, the company did not have enough shares of common stock in the authorized capital account to accommodate all shares due. The Note Holders agreed to waive any requirement of the Company to have enough shares in the authorized capital account to account for the exchange for common stock and prepaid warrants.

Payment Upon Sale of Flavored Bourbon, LLC

Under the terms of the 2022 and 2023 Convertible Promissory Notes’ Securities Purchase Agreements, upon the sale of the Flavored Bourbon brand to an arm’s length third party and the receipt by the Company of any proceeds due to it from such brand sale, the holders of the 2022 and 2023 Convertible Promissory Notes shall receive a one-time payment in an amount equal to 150% of their original subscription amount. Such payment shall be in addition to any other amounts otherwise due and shall survive the conversion or repayment of the 2022 and 2023 Convertible Promissory Notes. Accordingly, the $10,900,000 in 2022 Convertible Promissory Notes subscriptions and $5,430,000 in 2023 Convertible Promissory Notes subscriptions will be due an aggregate of $24,495,000 upon the sale of Flavored Bourbon, LLC to an arm’s length third party.

2023 Series — Convertible Whiskey Special Ops 2023 Notes

In September 2023, the Company opened a $5,000,000 Round of convertible notes with a 12.5% interest rate and an August 29, 2026 maturity date (the “Whiskey Special Ops 2023 Notes” or the “Whiskey Notes”). Subsequent to December 31, 2023, the Round was increased to $10,000,000.

As of December 31, 2023, the Company had $2,975,000 in outstanding principal of Whiskey Special Ops 2023 Notes with: a fair value for the Notes (separately) of $1,452,562 (of which, $800,000 in principal and $390,607 in Fair Value was with a related party); and a fair value for the related Warrant Liability of $1,512,692 (of which $406,774 in Fair Value was with a related party). The Whiskey Special Ops 2023 Notes include warrant coverage equal to the Subscription Amount actually paid by the Holder pursuant to the Securities Purchase Agreement, divided by the Exercise Price, as defined as the price per share of the Company’s assumed IPO or, in the event the Company has not consummated the IPO, $10.00 dollars per share. Total warrants outstanding if calculated using an assumed IPO price of $5.00 per share as of December 31, 2023 would be 595,000 (of which 160,000 would be to a related party). The warrants include a mandatory cashless exercise provision whereby any warrants not previously exercised, will be automatically cashlessly exercised, beginning on the third anniversary of their issuance date, on any trading day that the 20-day VWAP of the common stock equals or exceeds a price per share equal to or greater than 125% of the exercise price of the warrant.

The Company agreed to make royalty payments on the Whiskey Special Ops 2023 Notes at the rate of $10 per bottle of a new product offering of Special Forces labelled spirits. As of December 31, 2023, the Company had sold 4,680 bottles of the new product offering of Special Forces labelled spirits, representing more than $465,274 in retail shelf value, and recorded $46,800 of royalties due to the Whiskey Special Ops Noteholders. These royalties were eliminated in conjunction with the exchange of the Whiskey Notes and related Warrants into common stock subsequent to December 31, 2023.

The outstanding balance of the Whiskey Special Ops 2023 Notes and accrued interest may, in whole or part, be converted into common stock prior to maturity at the option of the holder so long as the price per share is equal to or greater than the original IPO price. Any principal and accrued interest remaining outstanding upon maturity will be mandatorily converted into common stock of the Company at the rate of $1.25 per $1.00 of outstanding principal and accrued interest at a price per share equal to the then market price per share, but in no case less than 80% of the Company’s original IPO price. The aggregate Fair Value of $1,452,562 in Whiskey Notes (separately) and the related Fair Value of the Warrant Liability of $1,512,692 will be reclassified from being a liability to equity under the terms of the Subscription Exchange Agreement upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional conversion of the Whiskey Notes into equity.

Subsequent to December 31, 2023, through April 26, 2024 the Whiskey Notes (including 884,116 related Warrants based on a $7.50 per share exercise price) agreed to exchange for common stock. The then outstanding $26,797,284 (including $10,895,111 which was with a related party) in aggregate fair value ($8,678,433 of principal amount, including accrued interest; $6,630,870 of proceeds), of which $3,247,425 was with a related party) of the Whiskey Notes and related Warrants (Warrant Liability), in accordance with a Subscription Exchange Agreement, exchanged (contingent upon the consummation of this offering) for a total of 2,399,090 shares of our common stock and 546,927 prepaid warrants to purchase our common stock (of which 2,111,900 shares were with a related party). The aggregate fair value of the exchanged Whiskey Notes and related Warrants will be reclassified from liabilities to equity under the terms of the Subscription Exchange Agreement upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional exchange of the Whiskey Notes for equity.

Convertible Notes at fair value consisted of the following:

	December 31, 2023	December 31, 2022
2022 Convertible Promissory Notes	$18,801,206	$8,041,000
2023 Convertible Promissory Notes	17,482,685	—
Whiskey Special Ops 2023 Notes	1,452,562	—
Total Convertible Notes Payable	$37,736,453	$8,041,000
Less: Convertible Notes Payable, Current	(36,283,891)	—
Convertible Notes Payable, net of Current Portion	$1,452,562	$8,041,000